Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2020
Assets Held For Sale [Abstract]
Disposal Group comprised Assets and Liabilities

As at December 31, 2020, this disposal group comprised the following assets and liabilities.

Property, plant and equipment	1,620
Intangible assets	9
Inventories	971
Trade receivable	1,304
Other financial assets	65
Total assets held for sale	3,969

Long-term borrowing	344
Employees’ leaving entitlement	408
Trade payables and other financial liabilities	2,634
Total liabilities held for sale	3,386